Basis of Presentation and General Information (Details Narrative)	7 Months Ended		10 Months Ended	12 Months Ended
	Jul. 22, 2022 EUR (€)	Aug. 14, 2021	Oct. 20, 2021 EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Formation Date				Jan. 16, 2007
Number of vessels				20	21
CPLP Shipping Holding PLC [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation		Aug. 14, 2021
Ownership percentage of Partnership		100.00%
CPLP Shipping Holding PLC [Member] | Unsecured 2022 Bonds [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount	€ 100,000,000
Name of Stock Exchange	Athens Stock Exchange
Maturity date	July 2029
Frequency of payment	semi-annually
Fixed interest rate of coupon bond	4.40%
CPLP Shipping Holding PLC [Member] | Unsecured 2021 Bonds [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount			€ 150,000,000
Name of Stock Exchange			Athens Stock Exchange
Maturity date			October 2026
Frequency of payment			semi-annually
Fixed interest rate of coupon bond			2.65%
Neo Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels				10
Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels				3
Capesize Bulk Carrier [Member]
Property, Plant and Equipment [Line Items]
Number of vessels				1
X-DF Liquefied Natural Gas Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels				6